Concentrations (Details) - Schedule of Customer that Accounted - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Concentrations (Details) - Schedule of Customer that Accounted [Line Items]
Advances to Supplier amount	$ 11,006,976
Advances to Supplier Percentage	59.00%
Suppliers H [Member]
Concentrations (Details) - Schedule of Customer that Accounted [Line Items]
Advances to Supplier amount	$ 3,754,783	[1]
Advances to Supplier Percentage	20.00%	[1]
Suppliers I [Member]
Concentrations (Details) - Schedule of Customer that Accounted [Line Items]
Advances to Supplier amount	$ 2,894,737	[1]
Advances to Supplier Percentage	15.00%	[1]
Suppliers J [Member]
Concentrations (Details) - Schedule of Customer that Accounted [Line Items]
Advances to Supplier amount	$ 2,192,982	[1]
Advances to Supplier Percentage	12.00%	[1]
Suppliers K [Member]
Concentrations (Details) - Schedule of Customer that Accounted [Line Items]
Advances to Supplier amount	$ 2,164,474	[1]
Advances to Supplier Percentage	12.00%	[1]

[1]	The percentage is below 10%